Memorandum items - Litigation, Investigations and Reviews (Details) £ / shares in Units, € in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions									1 Months Ended										12 Months Ended
	Nov. 09, 2017 item	Oct. 05, 2017 item	Feb. 03, 2017 USD ($)	Dec. 23, 2015 USD ($)	Dec. 15, 2015 USD ($)	May 20, 2015 USD ($)	Nov. 19, 2014 USD ($)	Nov. 19, 2014 GBP (£)	Dec. 31, 2017 GBP (£)	Jan. 31, 2017 CAD ($)	Dec. 31, 2016 GBP (£) shareholder	Oct. 31, 2016 GBP (£)	Dec. 31, 2015 item	Nov. 30, 2015 complaint	Sep. 30, 2015 item	Mar. 31, 2015 item	Aug. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Dec. 31, 2017 CHF (SFr) action item	Dec. 31, 2017 EUR (€) action item	Dec. 31, 2017 USD ($) action item	Dec. 31, 2017 GBP (£) action item	Dec. 31, 2016 SGD ($)	Dec. 31, 2016 GBP (£) £ / shares	Dec. 31, 2015 USD ($) company	Dec. 31, 2015 GBP (£) company	Dec. 31, 2012 GBP (£)	Dec. 31, 2017 USD ($) action	Dec. 31, 2017 GBP (£) action	Oct. 26, 2017 USD ($)	Jul. 10, 2017 item
Trustee and other fiduciary activities
Fee income																						£ 244.0		£ 251.0		£ 321.0
UK 2008 rights issue shareholder litigation
Additional Provisions																						2,400.0
Provisions utilised																						£ 6,477.0
Number of UK based financial institutions and certain US banks involved in money laundering | item																			16	16	16	16
Payment protection insurance
UK 2008 rights issue shareholder litigation
Additional Provisions																						£ 175.0		175.0
Total aggregate provisions																													£ 5,100.0
Provisions utilised																						375.0
RMBS and other securitised products investigations
UK 2008 rights issue shareholder litigation
Total aggregate provisions																												$ 4,400.0	3,200.0
Penalty paid									£ 125.0
Interest rate hedging products (IRHP) redress programme
UK 2008 rights issue shareholder litigation
Total aggregate provisions																													1,470.0
Investment advice review
UK 2008 rights issue shareholder litigation
Total aggregate provisions																													201.0
Other provisions utilised																						102.0
Packaged accounts
UK 2008 rights issue shareholder litigation
Total aggregate provisions																													409.0
Treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Additional Provisions																				€ 87		76.0
Total aggregate provisions																				298									£ 248.0
Provisions utilised																				75		64.0
Internal review from treatment of tracker mortgage customers
UK 2008 rights issue shareholder litigation
Additional Provisions																				€ 101		89.0
Redress | Payment protection insurance
UK 2008 rights issue shareholder litigation
Provisions utilised																						4,100.0
FCA | Redress | Payment protection insurance
UK 2008 rights issue shareholder litigation
Additional Provisions																						4,600.0
Provisions utilised																						£ 3,700.0
The Financial Services Compensation Scheme
The Financial Services Compensation Scheme
Interest rate basis																			12 month LIBOR	12 month LIBOR	12 month LIBOR	12 month LIBOR
Adjustment to interest rate basis																				1.11%								1.11%	1.11%
Interest element levied on the industry																						£ 202.0		£ 337.0
Accrued estimated FSCS levies																													£ 11.6
UK 2008 rights issue shareholder litigation
UK 2008 rights issue shareholder litigation
Value per share under loss contingency | £ / shares																								£ 2.0
Number of shareholders to whom final settlement made | shareholder											4
Number of total shareholders under litigation | shareholder											5
Percentage of claims settlement amount											78.00%
Percentage of claimants action concluded											98.00%
Maximum settlement amount																						£ 900.0
Damages claimed																								£ 4,000.0
Residential mortgage-backed securities (RMBS) litigation in the US | District of Connecticut
UK 2008 rights issue shareholder litigation
Number of former traders entered guilty | item													2			2
Number of securities fraud committed | item													1			1
Penalty payable | $																														$ 35.0
Reimbursement to customers | $																														$ 9.1
Residential mortgage-backed securities (RMBS) litigation in the US, issued by Nomura Holding America Inc and subsidiaries
UK 2008 rights issue shareholder litigation
Maximum settlement amount | $																					$ 636.0
Estimated net exposure | $																												$ 318.0
Number of RMBS | item																			4	4	4	4
Total settlement amount paid | $																					$ 55.3
Legal Proceedings Federal Home Loan Banks and Other
UK 2008 rights issue shareholder litigation
Maximum RMBS issued | $																												$ 1,000.0
London Interbank Offered Rate (LIBOR)
UK 2008 rights issue shareholder litigation
Number of other USD LIBOR-related actions | action																				35								35	35
Number of failed US banks | item																															39
JPY LIBOR and Euroyen TIBOR
UK 2008 rights issue shareholder litigation
Number of class actions | action																			2	2	2	2
ISDAFIX antitrust litigation
UK 2008 rights issue shareholder litigation
Maximum settlement amount | $																									$ 50.0
ISDAFIX antitrust litigation | CFTC
UK 2008 rights issue shareholder litigation
Penalty paid | $			$ 85.0
FX antitrust litigation
UK 2008 rights issue shareholder litigation
Maximum settlement amount | $										$ 13
Total settlement amount paid | $					$ 255.0
Number of purported class actions | item															2
FX antitrust litigation | CFTC
UK 2008 rights issue shareholder litigation
Penalty paid | $							$ 290.0
FX antitrust litigation | FCA
UK 2008 rights issue shareholder litigation
Penalty paid								£ 217.0
FX antitrust litigation | Federal reserve
UK 2008 rights issue shareholder litigation
Penalty paid | $						$ 274.0
FX antitrust litigation | DOJ
UK 2008 rights issue shareholder litigation
Penalty paid | $						$ 395.0
Swaps antitrust litigation
UK 2008 rights issue shareholder litigation
Number of complaints filed | complaint														2
Madoff
The Financial Services Compensation Scheme
Maximum contingent liability | $																	$ 162.1
UK 2008 rights issue shareholder litigation
Damages claimed | $																	$ 75.8	$ 21.8
Property Alliance Group claim
UK 2008 rights issue shareholder litigation
Damages claimed												£ 34.8										£ 446.7
SMEs
UK 2008 rights issue shareholder litigation
Maximum credit exposure																													£ 20.0
SMEs | FCA
UK 2008 rights issue shareholder litigation
Total aggregate provisions											£ 400.0													£ 400.0					£ 400.0
Provisions utilised																						150.0
Coutts & Co Ltd
UK 2008 rights issue shareholder litigation
Penalty paid				$ 78.5																			$ 2.4
NPA term				4 years
Disgorge Profits | SFr																			SFr 6.5
Tax dispute
UK 2008 rights issue shareholder litigation
Damages claimed																						£ 80.0
Value-added-tax																											£ 86.0
Number of claimants | company																									10	10
NatWest
UK 2008 rights issue shareholder litigation
Number of terrorist attacks claims dismissed | item		2
Number of terrorist attacks denied | item		16
Number of terrorist attacks in Iraq between 2003 and 2011 | item	55
Maximum | Tax dispute
UK 2008 rights issue shareholder litigation
Penalty as a percentage of VAT																			100.00%	100.00%	100.00%	100.00%